Stockholders' Equity - Assumptions used in the OPM and CSE models (Details) - Series A Preferred Shares $ in Thousands	Dec. 31, 2021 USD ($) Y
Option-pricing method | Time to liquidity
Assumptions used in the OPM and CSE models
Equity securities, measurement input | Y	4.15
Option-pricing method | Total equity value (in thousands)
Assumptions used in the OPM and CSE models
Equity Securities, FV-NI | $	$ 82,000
Option-pricing method | Risk-free rate
Assumptions used in the OPM and CSE models
Equity securities, measurement input	0.000
Common-stock equivalent method | Time to liquidity
Assumptions used in the OPM and CSE models
Equity securities, measurement input | Y	4.15
Common-stock equivalent method | Total equity value (in thousands)
Assumptions used in the OPM and CSE models
Equity securities, measurement input | $	82,000